Notes Payable (Additional Information) (Detail) (USD $)	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 19, 2013	Jul. 29, 2010	Dec. 31, 2010	Dec. 19, 2013
Notes Payable [Line Items]
Long term debt maturities, 2015	$ 6,005,000
Description of Interest Rate Cash Flow Hedge Activities	The total interest rate on the swapped portion of the Term Loan was changed from 6.53% to 6.25% on December 19, 2013 and was 6.25% at December 31, 2014. Interest on the remaining 40% of the Term Loan that was not subject to an interest rate hedging relationship was at 6.25% at December 31, 2014 and at December 31, 2013. The Term Loan is collateralized by all of the assets of CTI (except CTI’s equity interests in CTSAS, of which only 65% is collateral of the Term Loan) and is guaranteed by Cyalume.
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.01
Amendment and adjustment to the fair value of warrants issued in conjunction with issuance of subordinated term loan recorded within warrant liability	0	(241,000)	94,000
Amortization of Debt Discount (Premium)	205,000	520,000
Common Stock To Purchase Of Warrants	25,000	455,514
Debt Instrument, Face Amount	9,676,000	8,659,000
Promissory Notes Payable [Member]
Notes Payable [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				2.00%
Debt Instrument, Periodic Payment				215,000
Debt Instrument, Face Amount				1,075,000
Subordinated Term Loan [Member]
Notes Payable [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						160,000
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 1.50
Amendment and adjustment to the fair value of warrants issued in conjunction with issuance of subordinated term loan recorded within warrant liability	(207,000)
Debt Instrument, Interest Rate, Effective Percentage	13.00%
Subordinated Term Loan [Member] | Before Amendment [Member]
Notes Payable [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	17.00%
Term Loan [Member]
Notes Payable [Line Items]
Debt Instrument, Periodic Payment, Principal	148,000
Long term debt maturities, 2015	2,500,000
Debt Instrument, Interest Rate, Stated Percentage	6.25%
Term Loan [Member] | Maximum [Member]
Notes Payable [Line Items]
Debt Instrument, Interest Rate, Stated Percentage							6.53%
Term Loan [Member] | Minimum [Member]
Notes Payable [Line Items]
Debt Instrument, Interest Rate, Stated Percentage							6.25%
Swapped Portion Of Term Loan [Member]
Notes Payable [Line Items]
Percentage of Debt Hedged by Interest Rate Derivatives	60.00%
Real Estate Loan [Member]
Notes Payable [Line Items]
Debt Instrument, Periodic Payment, Principal	10,000
Long term debt maturities, 2015	1,400,000
Debt Instrument, Interest Rate, Stated Percentage	6.25%
Real Estate Loan [Member] | Maximum [Member]
Notes Payable [Line Items]
Debt Instrument, Interest Rate, Stated Percentage							6.42%
Real Estate Loan [Member] | Minimum [Member]
Notes Payable [Line Items]
Debt Instrument, Interest Rate, Stated Percentage							6.25%
Granite Creek Partners Agent Llc [Member]
Notes Payable [Line Items]
Subordinated Borrowing, Interest Rate					11.00%
Debt Instrument Convertible Number Of Equity Instrument					2,666,667
Share Price	$ 0.05
Debt Instrument, Convertible, Conversion Price					$ 3.19
Debt Instrument Convertible If Converted Value Less Than Principal	100,000
Impaired Financing Receivable, Unpaid Principal Balance, Total	9,500,000
Issuance Of Loan					8,500,000
Debt Instrument, Face Amount			$ 8,500,000